CRITICAL ACCOUNTING POLICIES AND ESTIMATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CRITICAL ACCOUNTING POLICIES AND ESTIMATES
Loss resulting from consolidated structured entities	$ 1,323,491,227	$ 59,155